Equity-based compensation - Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options | shares	1,077,840	1,316,994	1,211,137
Weighted average remaining contractual life	6 years 4 months 24 days
Weighted average exercise price (in CAD per share)	$ 66.64	$ 53.64	$ 51.78
Number of exercisable options | shares	563,102	991,119
Weighted average exercise price of shares exercisable (in CAD per share)	$ 61.50	$ 49.58
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options | shares	105,391
Weighted average remaining contractual life	3 years 8 months 12 days
Weighted average exercise price (in CAD per share)	$ 40.86
Number of exercisable options | shares	105,391
Weighted average exercise price of shares exercisable (in CAD per share)	$ 40.86
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options | shares	344,640
Weighted average remaining contractual life	6 years
Weighted average exercise price (in CAD per share)	$ 54.18
Number of exercisable options | shares	200,703
Weighted average exercise price of shares exercisable (in CAD per share)	$ 53.90
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options | shares	373,454
Weighted average remaining contractual life	6 years 7 months 6 days
Weighted average exercise price (in CAD per share)	$ 68.97
Number of exercisable options | shares	173,956
Weighted average exercise price of shares exercisable (in CAD per share)	$ 70.99
Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options | shares	254,355
Weighted average remaining contractual life	8 years
Weighted average exercise price (in CAD per share)	$ 89.97
Number of exercisable options | shares	83,052
Weighted average exercise price of shares exercisable (in CAD per share)	$ 86.21
Minimum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	32.00
Minimum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	46.00
Minimum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	61.00
Minimum | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	76.00
Maximum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	45.00
Maximum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	60.00
Maximum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	75.00
Maximum | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	$ 93.00